Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands					3 Months Ended		12 Months Ended
	Apr. 05, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) Option	Jan. 09, 2024 USD ($)	Jul. 24, 2023 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Aug. 08, 2022 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Subsequent Event [Line Items]
Paid in kind interest					$ 214	$ 374	$ 1,310	$ 598
Borrowings outstanding					28,278		35,095
Number of warrants issued | shares											79,612
Class of warrants or rights exercise price per share | $ / shares											$ 126
Property and equipment, net					36,560		45,055	74,147
Proceed from sale of plant and equipment					5,600
Annual lease base rate							2,459	2,991
Investment in equity securities of privately-held company							1,000	$ 5,000
Van Nuys Production Facility [Member]
Subsequent Event [Line Items]
Property and equipment, net		$ 4,800					$ 4,800
Proceed from sale of plant and equipment		6,200
Annual lease base rate		$ 300
Lease term		5 years
Scenario Forecast [Member]
Subsequent Event [Line Items]
Termination benefits costs					1,700
Term Loan Warrants [Member]
Subsequent Event [Line Items]
Fair value of warrant liabilities				$ 800
Fifth Amendment [Member] | Term Loan Warrants [Member] | Scenario Forecast [Member]
Subsequent Event [Line Items]
Fair value of warrant liabilities									$ 600
Class A Common Stock [Member]
Subsequent Event [Line Items]
Number of warrants issued | shares							543,590
Class of warrants or rights exercise price per share | $ / shares							$ 11.24
Term Loan [Member]
Subsequent Event [Line Items]
Financial covenants, minimum revenue levels required each quarter prior to December 31, 2024				100,000
Financial covenants, minimum liquidity levels required, thereafter		$ 22,000	$ 24,000	25,000
Partial prepayment on term loan		$ 5,500	$ 1,000	$ 15,000
Percentage of repayment of debt instrument		3.00%	3.00%	5.00%
Prepayment premium		$ 200		$ 800
Percentage of interest paid in kind				1.00%
Paid in kind interest				$ 500
Borrowings outstanding					$ 28,900		$ 35,500
Fair value of warrant liabilities										$ 5,200
Financial covenants, minimum revenue required, thereafter till maturity			$ 24,000
Financial covenants, minimum revenue required till consent effective date through and including March 31, 2024			19,000
Term Loan [Member] | Paid in Kind [Member]
Subsequent Event [Line Items]
Percentage of interest paid in kind				1.00%
Term Loan [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Number of warrants issued | shares							94,335			94,335
Class of warrants or rights exercise price per share | $ / shares				$ 20.5			$ 92.5			$ 92.5
Subsequent Event [Member] | Van Nuys Production Facility [Member]
Subsequent Event [Line Items]
Proceed from sale of plant and equipment		$ 6,200
Number of lease options | Option		2
Annual lease base rate		$ 300
Lease term		5 years
Lease extend period		3 years
Subsequent Event [Member] | Fifth Amendment [Member] | Term Loan Warrants [Member]
Subsequent Event [Line Items]
Fair value of warrant liabilities	$ 500
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Partial prepayment on term loan			$ 1,000
Percentage of repayment of debt instrument			3.00%
Prepayment premium	4,000	$ 5,500	$ 1,000
Borrowings outstanding		28,600
Financial covenants, minimum revenue required, thereafter till maturity		22,000
Financial covenants, minimum revenue required till consent effective date through and including March 31, 2024		17,000
Investment in equity securities of privately-held company			$ 1,000
Subsequent Event [Member] | Term Loan [Member] | Van Nuys Production Facility [Member]
Subsequent Event [Line Items]
Partial prepayment on term loan		$ 5,500
Percentage of repayment of debt instrument		3.00%
Increase in lease cost every year		3.00%
Subsequent Event [Member] | Term Loan [Member] | Fifth Amendment [Member]
Subsequent Event [Line Items]
Financial covenants, minimum revenue levels required each quarter prior to December 31, 2024	100,000
Financial covenants, minimum liquidity levels required, next 12 months	110,000
Financial covenants, minimum liquidity levels required, thereafter	18,000
Partial prepayment on term loan	$ 4,000
Percentage of repayment of debt instrument	3.00%
Prepayment premium	$ 100
Paid in kind interest	600
Borrowings outstanding	$ 25,500
Subsequent Event [Member] | Term Loan [Member] | Fifth Amendment [Member] | Paid in Kind [Member]
Subsequent Event [Line Items]
Percentage of interest paid in kind	2.00%
Subsequent Event [Member] | Term Loan [Member] | Class A Common Stock [Member] | Fifth Amendment [Member] | Term Loan Warrants [Member]
Subsequent Event [Line Items]
Number of warrants issued | shares	97,482
Subsequent Event [Member] | Term Loan [Member] | Class A Common Stock [Member] | Fifth Amendment [Member] | Minimum [Member] | Term Loan Warrants [Member]
Subsequent Event [Line Items]
Class of warrants or rights exercise price per share | $ / shares	$ 9.16
Subsequent Event [Member] | Term Loan [Member] | Class A Common Stock [Member] | Fifth Amendment [Member] | Maximum [Member] | Term Loan Warrants [Member]
Subsequent Event [Line Items]
Class of warrants or rights exercise price per share | $ / shares	$ 20.5